Income Taxes - Schedule of Estimated Cost Basis of Investments for U.S. Federal Tax Purposes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Gross unrealized appreciation	$ 24,276	$ 72
Gross unrealized depreciation	(3,502)	(383)
Net unrealized appreciation (depreciation)	20,774	(311)
Estimated cost basis of investments	$ 2,556,784	$ 108,615